Other Operating Expenses - Schedule of Exploration and Evaluation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Exploration and Evaluation Expense [Line Items]
Exploration and evaluation expenses	$ 2,380	$ 1,861
Salaries and benefits [Member]
Schedule of Exploration and Evaluation Expense [Line Items]
Exploration and evaluation expenses	727	767
Assay and analyses [Member]
Schedule of Exploration and Evaluation Expense [Line Items]
Exploration and evaluation expenses	272	193
Contractor and consultants [Member]
Schedule of Exploration and Evaluation Expense [Line Items]
Exploration and evaluation expenses	1,042	451
Supplies [Member]
Schedule of Exploration and Evaluation Expense [Line Items]
Exploration and evaluation expenses	126	236
Other [Member]
Schedule of Exploration and Evaluation Expense [Line Items]
Exploration and evaluation expenses	$ 213	$ 214